Note 14 - Retirement and Pension Plans - Actuarial Assumptions to Determine the Net Periodic Benefit Cost (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discount rate	1.50%	2.00%	2.00%
Rate of compensation increases	2.00%	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	1.80%	1.80%